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                                                       [SHIP LOGO VANGUARD/(R)/]





VANGUARD/(R)/ CAPITAL VALUE FUND



SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 28, 2008

Effective immediately, Peter I. Higgins, CFA, has assumed the role of Portfolio Manager for the Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Mr. Higgins, Senior Vice President, Partner, and Equity Portfolio Manager of Wellington Management Company, LLP, has worked in investment management since 1986. He has managed investment portfolios since 1995 and has done so for Wellington Management since joining the company in 2005. He holds a B.S./B.A. from the University of Pennsylvania and an M.B.A. from the Wharton School of the University of Pennsylvania.






















CFA/(R)/ is a trademark owned by CFA Institute.

(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PS328 062008


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                                                       [SHIP LOGO VANGUARD/(R)/]






VANGUARD/(R)/ MALVERN FUNDS



SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2008


VANGUARD CAPITAL VALUE FUND

Effective immediately, Peter I. Higgins, CFA, has assumed the role of Portfolio Manager for the Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Mr. Higgins, Senior Vice President, Partner, and Equity Portfolio Manager of Wellington Management Company, LLP, has worked in investment management since 1986. He has managed investment portfolios since 1995 and has done so for Wellington Management since joining the company in 2005. He holds a B.S./B.A. from the University of Pennsylvania and an M.B.A. from the Wharton School of the University of Pennsylvania.


























CFA/(R)/ is a trademark owned by CFA Institute.

(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      SAI078 062008

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